EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

26. EMPLOYEE BENEFIT PLANS

        Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 20% of the applicable payroll cost in 2016. The expense incurred by the Company to these defined contributions schemes was $5,806, $6,189 and $7,186 for the years ended December 31, 2014, 2015 and 2016, respectively.

        In addition, in 2016, the Company is required by PRC law to contribute approximately 10%, 8%, 2% and 2% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $5,980, $8,193 and $9,128 for the years ended December 31, 2014, 2015 and 2016, respectively.